Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, authorized	25,000,000	25,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Class A Preferred Stock, par value (in Dollars)	$ 0.001	$ 0.001
Class A Preferred Stock, issued (in Dollars)	7,500,000	7,500,000
Class A Preferred Stock, outstanding (in Dollars)	$ 7,500,000	$ 7,500,000
Common Stock, authorized	2,000,000,000	2,000,000,000
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, issued	347,380,000	347,380,000	538,200,000
Common Stock, outstanding	347,380,000	347,380,000	538,200,000